Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Aug. 24, 2012
Entity Registrant Name	Divine Skin Inc.
Entity Central Index Key	0001463959
Entity Filer Category	Smaller Reporting Company